Cover	Oct. 01, 2026
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Registrant Name	Starz Entertainment Corp.
Entity Incorporation, State or Country Code	A1
Entity File Number	1-14880
Entity Address, Address Line One	250 Howe Street, 20th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3R8
City Area Code	604
Local Phone Number	648-6559
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	STRZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0000929351
Other Address
Entity Addresses [Line Items]
Entity Address, Address Line One	1647 Stewart Street
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404